AST Neuberger Berman Mid-Cap Growth Portfolio
SUMMARY: AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek capital growth.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AST Neuberger Berman Mid-Cap Growth Portfolio
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees & Expenses
Total Annual Portfolio Operating Expenses	1.03%

Example.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AST Neuberger Berman Mid-Cap Growth Portfolio	105	328	569	1,259

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 57% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Portfolio invests, under normal circumstances, at least 80% of the value of its assets in common stocks of mid-capitalization companies. For purposes of the Portfolio, a mid-capitalization company is defined as a company whose market capitalization is within the range of market capitalizations of companies in the Russell Midcap Growth Index. As of February 29, 2012, the median market capitalization of the companies in the Russell Midcap Growth Index was approximately $4.39 billion and the largest company by market capitalization was approximately $21.38 billion. The Portfolio seeks to reduce risk by diversifying among many companies, industries and sectors. The subadviser employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the subadviser looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers. In doing so, the subadviser analyzes such factors as: financial condition (such as debt to equity ratio); market share and competitive leadership of the company's products; earnings growth relative to competitors; and market valuation in comparison to a stock's own historical norms and the stocks of other mid-cap companies.
Principal Risks of Investing in the Portfolios.

The risks identified below are the principal risks of investing in the Portfolios. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolios make every effort to achieve their objectives, the Portfolios can't guarantee success.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Growth style risk. There is a risk that the growth investment style may be out of favor for a period of time. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Investors often expect growth companies to increase their earnings at a certain rate and such growth companies may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.

Mid-capitalization company risk. The shares of mid-sized companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the Portfolio's ability to sell the securities. Such investments also may be more volatile than investments in larger companies.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Asset Transfer Program Risk. The Portfolio is used in connection with certain benefit programs under Prudential variable annuity contracts, including, certain "guaranteed minimum accumulation benefit" programs and certain "guaranteed minimum withdrawal benefit" programs. In order for Prudential to manage the guarantees offered in connection with these benefit programs, Prudential will monitor each contract owner's account value from time to time and will systematically transfer amounts between the Portfolio and other Portfolios (or, for one guaranteed minimum withdrawal benefit program, the insurer's general account) as required by certain non-discretionary mathematical formulas. Such pre-determined mathematical formulas may, however, result in large-scale asset flows into and out of the Portfolio and subject the Portfolio to certain risks. Such pre-determined mathematical formulas could adversely affect the Portfolio's investment performance by requiring the subadviser to purchase and sell securities at inopportune times and by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies. In addition, these pre-determined mathematical formulas may result in relatively small asset bases and relatively high operating expense ratios for the Portfolios compared to other similar funds.

Expense risk. Your actual cost of investing in the Portfolio may be higher than the expenses shown above under "Annual Portfolio Operating Expenses" for a variety of reasons, including, for example, if the Portfolio's average net assets decrease significantly.

Past Performance.

A number of factors, including risk, can affect how the Portfolio performs. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio's average annual returns compare to the returns of a secondary index which includes the stocks of companies with similar investment objectives.

Annual Total Returns

Best Quarter:		Worst Quarter:
15.75%	2nd Quarter of 2003	-25.68%	4th Quarter of 2008

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	1 year	5 years	10 years
AST Neuberger Berman Mid-Cap Growth Portfolio	1.68%	3.35%	4.75%
AST Neuberger Berman Mid-Cap Growth Portfolio Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	5.29%
AST Neuberger Berman Mid-Cap Growth Portfolio Standard & Poor's MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	(1.73%)	3.32%	7.04%